Income Taxes - Temporary differences and tax loss carryforwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Deferred income tax assets, net	$ 26,213,382	$ 17,132,915	$ 13,791,257
Accrued liabilities
Income Taxes
Deferred tax assets	6,219,312	4,352,021
Deferred income tax assets, net	6,219,312	4,352,021	3,619,288
Loss allowance
Income Taxes
Deferred tax assets	1,235,658	1,550,482
Deferred income tax assets, net	1,235,658	1,550,482	1,344,425
Customer advances
Income Taxes
Deferred tax assets	1,600,334	1,499,462
Deferred income tax assets, net	1,600,334	1,499,462	1,799,330
Derivative financial instruments
Income Taxes
Deferred income tax assets, net	972,991	273,210
Property, plant and equipment, net
Income Taxes
Deferred tax assets	2,084,550	1,650,860
Deferred income tax assets, net	2,084,550	1,650,860	1,570,890
Prepaid expenses and other items
Income Taxes
Deferred tax assets	5,868,717	3,700,673
Deferred income tax assets, net	5,868,717	3,700,673	1,125,387
Operating tax losses
Income Taxes
Deferred tax assets	5,481,738	7,433,425
Capital tax losses
Income Taxes
Deferred tax assets	5,767,847	5,591,581
Investments
Income Taxes
Deferred tax liabilities	(729,910)	(6,676,401)
Deferred income tax assets, net	(729,910)	(6,676,401)	(7,812,896)
Derivative financial instruments
Income Taxes
Deferred income tax assets, net			(248,547)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(2,549,784)	(2,406,145)
Deferred income tax assets, net	(2,549,784)	(2,406,145)	(843,409)
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	25,951,453	16,969,168
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 261,929	$ 163,747	$ 221,392